SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2017
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES

AXA EQUITABLE HOLDINGS, INC.

SCHEDULE I

SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2017

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities
U.S. government, agencies and authorities	$17,759	$18,508	$18,508
State, municipalities and political subdivisions	422	489	489
Foreign governments	383	405	405
Public utilities	4,061	4,261	4,261
All other corporate bonds	20,448	21,217	21,217
Residential mortgage-backed	797	818	818
Asset-backed	740	744	744
Redeemable preferred stocks	458	499	499

Total fixed maturities	$45,068	$46,941	$46,941

Mortgage loans on real estate	10,960	10,912	10,952
Real estate held for the production of income	390	390	390
Policy loans	3,819	4,754	3,819
Other equity investments	1,384	1,392	1,392
Trading securities	14,129	14,170	14,170
Other invested assets	4,118	4,118	4,118

Total Investments	$79,868	$82,677	$81,782

(1)

Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.